Expense Example - Eagle Energy Infrastructure Fund	Aug. 25, 2026 USD ($)
Eagle Energy Infrastructure Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 733
Expense Example, with Redemption, 3 Years	1,115
Expense Example, with Redemption, 5 Years	1,521
Expense Example, with Redemption, 10 Years	2,650
Eagle Energy Infrastructure Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	243
Expense Example, with Redemption, 3 Years	800
Expense Example, with Redemption, 5 Years	1,383
Expense Example, with Redemption, 10 Years	2,965
Eagle Energy Infrastructure Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	873
Expense Example, with Redemption, 10 Years	$ 1,934